Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

NOTE 18—COMMITMENTS AND CONTINGENCIES

In accordance with applicable accounting guidance, the Company establishes an accrued liability for litigation and regulatory matters when those matters present loss contingencies that are both probable and estimable. In such cases, there may be an exposure to loss in excess of any amounts accrued. When a loss contingency is not both probable and estimable, the Company does not establish an accrued liability. As a litigation or regulatory matter develops, the Company, in conjunction with any outside counsel handling the matter, evaluates on an ongoing basis whether such matter presents a loss contingency that is probable and estimable. If, at the time of evaluation, the loss contingency related to a litigation or regulatory matter is not both probable and estimable, the matter will continue to be monitored for further developments that would make such loss contingency both probable and estimable. Once the loss contingency related to litigation or regulatory matter is deemed to be both probable and estimable, the Company will establish an accrued liability with respect to such loss contingency and record a corresponding amount of litigation-related expense. The Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established. Excluding expenses of external legal service providers, litigation-related fees of $14.3 million and $14.0 million was recognized for the years ended December 31, 2012 and December 31, 2011, respectively.

Lease Agreements

The Company leases office space under operating lease agreements. On May 1, 2012, the Company renewed its lease to expire on October 31, 2014. The lease contains a provision for a 5% increase of the base rent annually on the anniversary of the rent commencement date.

Future minimum payments under operating leases for years subsequent to December 31, 2012 are as follows:

Year Ended December 31,
2013	$547,051
2014	477,183

$1,024,234

Rent expense under these leases was approximately $528,000, 546,000 and $545,000 for the years ended December 31, 2012, 2011 and 2010, respectively. Rent expense is recorded on a straight-line basis over the term of the lease. The difference between actual rent payments and straight-line rent expense is recorded as deferred rent. Deferred rent in the amount of $102,000 and $110,000 at December 31, 2012 and 2011, respectively, is included in other liabilities in the accompanying consolidated balance sheets.

Employment Agreements

In connection with our initial public offering, we entered into employment agreements with certain of our executive officers. The agreement for our chief executive officer provides for substantial payments in the event that the executive terminates his employment with us due to a material change in the geographic location where such officer performs his duties or upon a material diminution of his base salary or responsibilities, with or without cause. For our chief executive officer, payments are equal to three times the sum of base salary and the average of the three years’ annual cash bonus, unless the triggering event occurs during the first three years of his employment agreement, in which case the payments are equal to six times base salary. For our chief executive officer, the agreement provides for bonus incentives based on pre-tax income thresholds.

On April 26, 2012, the Company entered into a Separation Agreement and General Release of Claims (the “Separation Agreement”) with its chief operating officer, Jonathan Neuman. As part of the Separation Agreement, Mr. Neuman resigned as a member of the Company’s board of directors and as an employee of Company. Pursuant to the Separation Agreement, the Company paid Mr. Neuman a separation payment of $1.4 million. The Separation Agreement does not include a covenant by Mr. Neuman to refrain from competing with Imperial, but does contain customary non-disparagement and non-solicitation provisions. The Separation Agreement provides releases by each party and also obligates the Company to continue to indemnify Mr. Neuman for his legal expenses substantially in the same manner contemplated by his employment agreement with the Company.

On February 15, 2012, the Company entered into a retention arrangement with its Chief Financial Officer and Chief Credit Officer, Richard O’Connell, Jr. The arrangement provides that, in the event Mr. O’Connell’s employment is terminated without cause or Mr. O’Connell terminates his employment with the Company for good reason, in each case, prior to December 31, 2013, Mr. O’Connell will be entitled to 24 months’ base salary in addition to any accrued benefits. Additionally, unless Mr. O’Connell’s employment is terminated for cause, Mr. O’Connell will be entitled to a minimum bonus of $250,000 for each of 2012 and 2013, subject to the Company’s Board of Directors’ right to terminate the bonus payment in respect of 2013 prior to January 1, 2013. Except for the provisions relating to severance and other termination benefits, the terms of Mr. O’Connell’s Employment and Severance Agreement entered into with the Company as of November 4, 2010 remain in effect during the term of the retention arrangement and the provisions of the employment agreement relating to severance and other termination benefits will again be in effect following any termination of the retention arrangement if Mr. O’Connell is then employed by the Company.

During the first quarter of 2012, the Company also entered into severance and retention award agreements with certain of its executive officers (other than the CEO and CFO). The agreements generally provide for a minimum guaranteed bonus in each of 2012 and 2013 as well as severance payments equal to two years base salary in the event of termination by the Company without Cause (as defined in the respective agreement) provided the executive executes a general release of claims against the Company.

We do not have any general policies regarding the use of employment agreements, but may, from time to time, enter into such a written agreement to reflect the terms and conditions of employment of a particular named executive officer, whether at the time of hire or thereafter.

Subrogation Rights, net

Every credit facility entered into by subsidiaries of the Company between December 2007 and December 2010 to finance the premium finance lending business required lender protection insurance for each loan originated under such credit facility. Generally, when the Company exercises its right to foreclose on collateral, the Company’s lender protection insurer has the right to direct control or take beneficial ownership of the life insurance policy, subject to the terms and conditions of the lender protection insurance policy, including notice and timing requirements. Otherwise, the lender protection insurer maintains its salvage collection and subrogation rights. The lender protection insurer’s salvage collection and subrogation rights generally provide a remedy by which the insurer can seek to recover the amount of the lender protection claim paid plus premiums paid by it, expenses and interest thereon.

In those instances where the Company has foreclosed on the collateral, the lender protection insurer has maintained its salvage collection and subrogation rights and has been covering the cost of the ongoing premiums needed to maintain certain of these life insurance policies. However, the lender protection insurer may elect at any time to discontinue the payment of premiums which would result in lapse of the policies if the Company does not otherwise pay the premiums. The Company views these policies as having uncertain value because the lender protection insurer controls what happens to the policy from a payment of premium standpoint, and the amount of the lender protection insurer’s salvage collection and subrogation claim rights on any individual life insurance policy could equal the cash flow received by the Company with respect to any such policy. For these reasons, , the Company does not rely on these policies for revenue generation, and these policies are considered contingent assets and are not included in the amount of life settlements on the accompanying consolidated balance sheet.

The Company accounts for the maturities of life settlements with subrogation rights net of subrogation expenses as contingent gains in accordance with ASC 450, Contingencies and recognizes the revenue from the maturities of these policies when all contingencies are resolved.

Class Action Litigation, Derivative Demands and the Insurance Coverage Declaratory Relief Complaint

The Class Action Litigation

Initially on September 29, 2011, the Company, and certain of its officers and directors were named as defendants in a putative securities class action filed in the Circuit Court of the 15th Judicial Circuit in and for Palm Beach County, Florida, entitled Martin J. Fuller v. Imperial Holdings, Inc. et al. Also named as defendants were the underwriters of the Company’s initial public offering. That complaint asserted claims under Sections 11, 12 and 15 of the Securities Act of 1933, as amended, alleging that the Company should have but failed to disclose in the registration statement for its initial public offering purported wrongful conduct relating to its life finance business which gave rise to the USAO Investigation. On October 21, 2011, an amended complaint was filed that asserts claims under Sections 11, 12 and 15 of the Securities Act of 1933, based on similar allegations. On October 25, 2011, defendants removed the case to the United States District Court for the Southern District of Florida.

On October 31, 2011, another putative class action case was filed in the Circuit Court of the 15th Judicial Circuit in and for Palm Beach County, Florida, entitled City of Roseville Employees Retirement System v. Imperial Holdings, et al, naming the same defendants and also bringing claims under Sections 11, 12 and 15 of the Securities Act based on similar allegations. On November 28, 2011, defendants removed the case to the United States District Court for the Southern District of Florida. The plaintiffs in the Fuller and City of Roseville cases moved to remand their cases back to state court. Those motions were fully briefed and argued.

On November 18, 2011, a putative class action case was filed in the United States District Court for the Southern District of Florida, entitled Sauer v. Imperial Holdings, Inc., et al, naming the same defendants and bringing claims under Sections 11 and 15 of the Securities Act of 1933 based on similar allegations.

On December 14, 2011, another putative class action case filed in United States District Court for the Southern District of Florida, entitled Pondick v. Imperial Holdings, Inc., et al., naming the same defendants and bringing claims under Sections 11, 12, and 15 of the Securities Act of 1933 based on similar allegations.

On February 24, 2012, the four putative class actions were consolidated and designated: Fuller v. Imperial Holdings et al. in the United States District Court for the Southern District of Florida, and lead plaintiffs were appointed.

In addition, the underwriters of the Company’s initial public offering have asserted that the Company is required by its Underwriting Agreement to indemnify the underwriters’ expenses and potential liabilities in connection with the litigation.

The Insurance Coverage Declaratory Relief Complaint

On June 13, 2012, Catlin Insurance Company (UK) Ltd. (“Catlin”) filed a declaratory relief action against the Company in the United States District Court for the Southern District of Florida. The complaint seeks a determination that there is no coverage under Catlin’s primary Directors, Officers and Company Liability Policy (the “Policy”) issued to the Company for the period February 3, 2012 to February 3, 2012, based on a prior and pending litigation exclusion (the “Exclusion”). Catlin also seeks a determination that it is entitled to reimbursement of the approximately $0.8 million in defense costs and fees advanced to the Company in the first quarter of 2012 under the Policy if it is determined that the Exclusion precludes coverage. As of the filing of this Annual Report on Form 10-K, the Company has not yet been served with the complaint.

Derivative Demands

On November 16, 2011, the Company’s Board of Directors received a shareholder derivative demand from Harry Rothenberg (the “Rothenberg Demand”), which was referred to the special committee for a thorough investigation of the issues, occurrences and facts relating to, connected to, and arising from the USAO Investigation referenced in the Rothenberg Demand. On May 8, 2012, the Company’s Board of Directors received a derivative demand made by another shareholder, Robert Andrzejczyk (the “Andrzejczyk Demand”). The Andrzejczyk Demand, like the Rothenberg Demand was referred to the special committee, which determined that it did not contain any allegations that differed materially from those alleged in the Rothenberg Demand. On July 20, 2012, the Company (as nominal defendant) and certain of the Company’s officers, directors, and a former director were named as defendants in a shareholder derivative action filed in the Circuit Court of the 15th Judicial Circuit in and for Palm Beach County, Florida, entitled Robert Andrzejczyk v. Imperial Holdings, Inc. et al. The complaint alleges, among other things, that the Special Committee’s refusal of the Andrzejczyk Demand was improper.

The Proposed Settlement

On December 18, 2012, attorneys for the Company signed a Term Sheet for Global Settlement Regarding Imperial Holdings, Inc. Matters (the “Term Sheet”) setting forth the terms upon which each of the parties to the matters described in “Class Action Litigation, Derivative Demands and the Insurance Coverage Declaratory Relief Complaint” would be willing to settle the class action litigation and derivative actions as well as the declaratory relief action filed by Catlin, respectively. In addition to the Company’s attorneys, the Term Sheet was signed by attorneys representing the plaintiffs in the class action lawsuits and derivative actions instituted against the Company, as well attorneys for the Company’s director and officer liability insurance carriers (“D&O Carriers”), certain individual defendants named in the class actions and the underwriters in the Company’s initial public offering.

While non-binding and subject to certain contingencies, the Term Sheet provides that each of the parties will endeavor to enter into definitive settlement agreements in respect of the class action litigation, derivative action and insurance coverage declaratory relief complaint. Although definitive settlement agreements have not been executed as of the filing of this Annual Report on Form 10-K, the Company does expect to continue to work in good faith with the other parties to the Term Sheet to execute settlement agreements as soon as is practicable.

The terms of the class action settlement include a cash payment of $12.0 million, of which $11.0 million is to be contributed by the Company’s primary and excess D&O Carriers and the issuance of two million warrants for shares of the Company’s stock with an estimated value of $3.1 million at the date of the signing of the Term Sheet. The value of the warrants will be re-asses at issuance. The warrants will have a five-year term with an exercise price of $10.75 and will be issued when the settlement proceeds are distributed to the claimants. In addition, the underwriters in Company’s initial public offering are to waive their rights to indemnity and contribution by the Company. The Company established a reserve related to the proposed settlement of $15.1 million, which is included in other liabilities and a receivable for insurance recoverable from the Company’s D&O Carrier of $11.0 million, which is included in prepaid and other assets. The $4.1 million net effect of the proposed settlement is included in legal fees in the statement of operations for the year ended December 31, 2012.

The derivative actions would be settled for implementation of certain compliance reforms. The Term Sheet also contemplates payment by the Company’s primary D&O carrier of $1.5 million for legal fees in respect of the derivative actions and the contribution of $500,000 in the Company’s stock.

In addition, the Term Sheet contemplates that the Company will contribute $500,000 to a trust to cover certain claims under its director and officer liability insurance policies.

The Company established a reserve to the proposed derivative settlement and insurance trust of $2.5 million, which is included in other liabilities and a receivable for insurance recoverable from the Company’s D&O Carrier of $1.5 million, which is included in prepaid and other assets. The net effect of the settlement of $1.0 million is included in legal fees in the settlement of operations for the year ended December 31, 2012.

The proposed settlement also requires the Company to advance legal fees to and indemnify certain individuals covered under the policies. The obligation to advance and indemnify on behalf of these individuals, while currently unquantifiable, may be substantial and could have a material adverse effect on the Company’s financial position and results of operations.

SEC Investigation

On February 17, 2012, the Company received a subpoena issued by the staff of the SEC seeking documents from 2007 through the present, generally related to the Company’s premium finance business and corresponding financial reporting. The SEC is investigating whether any violations of federal securities laws have occurred and the Company has been cooperating with the SEC regarding this matter. The Company is unable to predict what action, if any, might be taken in the future by the SEC or its staff as a result of the matters that are the subject of the subpoena or what impact, if any, the cost of responding to the subpoena might have on the Company’s financial position, results of operations, or cash flows. The Company has not established any provision for losses in respect of this matter.

Litigation

We are party to various other legal proceedings that arise in the ordinary course of business. We believe that the resolution of these other proceedings will not, based on information currently available to us, have a material adverse effect on our financial position or results of operations. See Note 22 – Subsequent Events.